Shareholder Report, Holdings (Details)	Jun. 30, 2025
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Ascendis Pharma A/S ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | TransDigm Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | GE Vernova, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Semiconductor Materials & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Ascendis Pharma A/S ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | TransDigm Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | GE Vernova, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Semiconductor Materials & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%